Leasing - Schedule of Right of Use Asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balances	R$ 398,000	R$ 329,000
Amortization	(58,000)	(49,000)
Right of use acquired in a business combination		8,000
Business combination adjustment	1,000
Disposals (contracts terminated)	11,000	13,000
Addition	39,000	55,000
Remeasurement	18,000	68,000
Balances	387,000	398,000
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Amortization	(835)	(719)
Real estate property [member]
IfrsStatementLineItems [Line Items]
Balances	246,000	214,000
Amortization	(15,000)	(12,000)	[1]
Right of use acquired in a business combination		8,000
Business combination adjustment	1,000
Disposals (contracts terminated)	7,000	8,000
Addition	31,000	31,000
Remeasurement	8,000	13,000	[2]
Balances	R$ 264,000	246,000
Weighted average annual amortization rates	6.18%
Vehicles [Member]
IfrsStatementLineItems [Line Items]
Balances	R$ 152,000	115,000
Amortization	(43,000)	(37,000)
Right of use acquired in a business combination		0
Business combination adjustment	0
Disposals (contracts terminated)	4,000	5,000
Addition	8,000	24,000
Remeasurement	10,000	55,000
Balances	R$ 123,000	R$ 152,000
Weighted average annual amortization rates	35.95%

[1]

Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.835 in 2024 (R$0.719 in 2023). The weighted average annual amortization rates are 6.18% for real estate and 35.95% for vehicles.

[2]	The Company has identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.